PHOENIX-EUCLID MARKET NEUTRAL FUND

             Supplement dated March 17, 2000 to
             Prospectus dated February 28, 2000

     Effective April 3, 2000, the maximum sales charge payable on Class A Shares of the fund will be 5.75%. The reduced sales charges payable on investments over certain amounts and the dealer discounts applicable to Class A Shares have also changed. These changes do not affect shareholders' existing investments in the fund. However, any future investments in Class A Shares on or after April 3, 2000, including amounts invested under an automatic investment plan, will be subject to the revised sales charge schedule. The prospectus is hereby amended as described below.

The chart below provides restated Class A share average annual total returns (for calendar year periods) for the fund based on the deduction of the new maximum sales charge of 5.75%. This chart replaces Class A share performance information on page 3 in the current prospectus. All other performance information contained in the current prospectus remains unchanged.

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AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/99)(1)                     ONE YEAR               LIFE OF THE FUND(2)
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Class A Shares                                                                     -10.72%                     -7.31%
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     (1) Average annual total returns in the table above reflect the deduction of the maximum sales charge (5.75%) for an investment in the fund's Class A shares.
     (2) Since May 1, 1998.

The "Fund Expenses" table on pages 4 of the current prospectus is amended to reflect that the maximum sales charge (load) imposed on purchases of Class A Shares, as a percentage of the offering price, is 5.75%.

The first of the Example tables in the current prospectus on page 5 is amended as follows:

---------------------------------------------------------- ----------------- ----------------- ---------------- -----------------
                                                                1 YEAR           3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------- ----------------- ----------------- ---------------- -----------------
Class A Shares                                             $943              $1,691            $2,455           $4,443
---------------------------------------------------------- ----------------- ----------------- ---------------- -----------------

All other information contained in the Example tables remains unchanged.

Under the heading "Sales Charges: Class A Shares" on page 9 the current prospectus, the first sentence is amended to read: "If you purchase Class A Shares, you will pay a sales charge at the time of purchase equal to 5.75% of the offering price (6.10% of the amount invested)." The remainder of that paragraph remains unchanged.

The table under the heading "Sales Charge you may pay to purchase Class A Shares" on page 10 of the current prospectus is replaced in its entirety by the following:

                                                                                   SALES CHARGES AS A PERCENTAGE OF
                                                                                   --------------------------------
AMOUNT OF TRANSACTION AT OFFERING PRICE                                      OFFERING PRICE             NET AMOUNT INVESTED
---------------------------------------                                      --------------             -------------------
Under $50,000                                                                     5.75%                        6.10%
$50,000 but under $100,000                                                        4.75%                        4.99%
$100,000 but under $250,000                                                       3.75%                        3.90%
$250,000 but under $500,000                                                       2.75%                        2.83%
$500,000 but under $1,000,000                                                     2.00%                        2.04%
$1,000,000 or more                                                                None                          None


           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE.

PXP 1349/SC (3/00)

                       PHOENIX-EUCLID MARKET NEUTRAL FUND

                       Supplement dated March 17, 2000 to
           Statement of Additional Information dated February 28, 2000

     Effective April 3, 2000, the maximum sales charge payable on Class A Shares of the fund will be 5.75%. The reduced sales charges payable on investments over certain amounts and the dealer discounts applicable to Class A Shares have also changed. These changes do not affect shareholders' existing investments in the fund. However, any future investments in Class A Shares on or after April 3, 2000, including amounts invested under an automatic investment plan, will be subject to the revised sales charge schedule. The Statement of Additional Information is hereby amended as described below.

The chart below provides restated Class A share average annual total returns (for fiscal year periods) for the fund based on the deduction of the new maximum sales charge of 5.75%. This chart replaces Class A share performance information under the heading "Performance Information" on page 6 of the current Statement of Additional Information. All other performance information contained in the current Statement of Additional Information remains unchanged.

-------------------------------------------------------------------- ------------------- ------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 10/31/99)(1)              1 YEAR                SINCE INCEPTION(2)
-------------------------------------------------------------------- ------------------- ------------------------------------
Class A Shares                                                             -5.88%                      -6.80%
-------------------------------------------------------------------- ------------------- ------------------------------------

     (1) Average annual total returns in the table above reflect the deduction of the maximum sales charge (5.75%) for an investment in the fund's Class A shares.
     (2) Since May 1, 1998.


The table under the heading "Dealer Concessions" on page 17 of the current Statement of Additional Information is replaced in its entirety by the following:

                                                       SALES CHARGES AS A PERCENTAGE OF        DEALER DISCOUNT AS A PERCENTAGE
                                                       --------------------------------        -------------------------------
AMOUNT OF TRANSACTION AT OFFERING PRICE            OFFERING PRICE     NET AMOUNT INVESTED              OF OFFERING PRICE
---------------------------------------            --------------     -------------------              -----------------
Under $50,000                                           5.75%                  6.10%                         5.25%
$50,000 but under $100,000                              4.75%                  4.99%                         4.25%
$100,000 but under $250,000                             3.75%                  3.90%                         3.25%
$250,000 but under $500,000                             2.75%                  2.83%                         2.25%
$500,000 but under $1,000,000                           2.00%                  2.04%                         1.75%
$1,000,000 or more                                      None                   None                          None

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF
                   ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 1206/SC (3/00)